Note 12 - Long-term Debt (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Debt [Table Text Block]
	December 31, 2016	December 31, 2015

Revolving credit facility	$259,081	$255,165
Capital leases maturing at various dates through 2019	1,868	1,870
Other long-term debt maturing at various dates up to 2020	1,549	3,912
	262,498	260,947
Less: current portion	1,961	3,200
Long-term debt - non-current	$260,537	$257,747

Schedule of Maturities of Long-term Debt [Table Text Block]
2017	$1,961
2018	1,102
2019	350
2020	4
2021 and thereafter	259,081